Stock-based compensation plans - Summary of the Black Scholes Option Pricing Model (Detail)		12 Months Ended
		Mar. 31, 2022 yr ¥ / shares	Mar. 31, 2021 yr ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at the grant date | ¥ / shares		¥ 14,361	¥ 9,202
Risk-free interest rate		0.60%	0.17%
Expected lives | yr		5.33	5.41
Expected volatility	[1]	22.47%	26.97%
Expected dividends		0.29%	0.34%

[1]	Expected volatility was based on the historical volatilities of Sony Group Corporation’s common stock over the expected life of the stock acquisition rights.